Financial instruments - valuation - Level 3 Sensitivities of Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value of liabilities
Specified Target Level Of Certainty For Unobservable Inputs	90.00%
Recurring
Fair value of liabilities
Liabilities	£ 236,157	£ 223,810
Recurring | Deposits
Fair value of liabilities
Liabilities	44,069	51,000
Recurring | Debt securities in issue
Fair value of liabilities
Liabilities	1,408	1,762
Recurring | Derivatives
Fair value of liabilities
Liabilities	160,705	146,879
Recurring | Other financial liabilities - Debt securities in issue
Fair value of liabilities
Liabilities	1,607	2,258
Recurring | Level 3
Fair value of liabilities
Liabilities	894	1,317	£ 1,957
Sensitivity favourable	50	110
Sensitivity unfavourable	(40)	(100)
Recurring | Level 3 | Deposits
Fair value of liabilities
Liabilities	7	56
Recurring | Level 3 | Debt securities in issue
Fair value of liabilities
Liabilities		59
Recurring | Level 3 | Derivatives
Fair value of liabilities
Liabilities	887	1,061
Sensitivity favourable	50	100
Sensitivity unfavourable	£ (40)	(90)
Recurring | Level 3 | Other financial liabilities - Debt securities in issue
Fair value of liabilities
Liabilities		141
Sensitivity favourable		10
Sensitivity unfavourable		£ (10)